                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                                    811-4413

Exact name of registrant as specified in charter:                      Delaware Group Equity Funds IV

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               September 30

Date of reporting period:                                              December 31, 2004


ITEM 1. SCHEDULE OF INVESTMENTS.


SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE DIVERSIFIED GROWTH FUND
--------------------------------

December 31, 2004

                                                                          NUMBER OF          MARKET
                                                                            SHARES            VALUE
COMMON STOCK- 98.71%
Basic Materials - 1.45%
 Alcoa                                                                       7,200         $  226,224
 Dow Chemical                                                                6,800            336,668
 Ecolab                                                                      7,100            249,423
 Masco                                                                       6,500            237,445
                                                                                           ----------
                                                                                            1,049,760
                                                                                           ----------
Business Services - 1.37%
*Dun & Bradstreet                                                            5,700            340,005
 MSC Industrial Direct Class A                                               5,400            194,292
*Sirva                                                                       7,200            138,384
 Waste Management                                                           10,600            317,364
                                                                                           ----------
                                                                                              990,045
                                                                                           ----------
Capital Goods - 6.16%
 3M                                                                          6,600            541,662
*American Standard                                                           5,600            231,392
 Black & Decker                                                              3,900            344,487
 Boeing                                                                     11,500            595,355
 Briggs & Stratton                                                           5,300            220,374
 Caterpillar                                                                 4,800            468,048
 Cummins                                                                     3,900            326,781
 General Electric                                                            6,000            219,000
 Harsco                                                                      4,300            239,682
 Hughes Supply                                                               6,400            207,040
 Johnson Controls                                                            5,000            317,200
 Northrop Grumman                                                            3,900            212,004
 Rockwell Automation                                                         6,200            307,210
 Tyco International                                                          6,600            235,884
                                                                                           ----------
                                                                                            4,466,119
                                                                                           ----------
Consumer Discretionary - 8.10%
 Abercrombie & Fitch Class A                                                 4,400            206,580
 Best Buy                                                                    6,000            356,520
 Claire's Stores                                                             9,100            193,375
*Coach                                                                       9,700            547,080
 Gap                                                                        17,300            365,376
 Home Depot                                                                 33,600          1,436,064
 Limited Brands                                                              2,977             68,531
 Lowe's                                                                      4,900            282,191
 NIKE                                                                        4,200            380,898
 RadioShack                                                                  6,600            217,008
 Staples                                                                    12,200            411,262
 Target                                                                      4,800            249,264
 Wal-Mart Stores                                                            21,900          1,156,758
                                                                                           ----------
                                                                                            5,870,907
                                                                                           ----------
Consumer Services - 2.42%
 Cendant                                                                    12,200            285,236
 Marriott International Class A                                              5,100            321,198
 McDonald's                                                                 10,400            333,424
*MGM MIRAGE                                                                  4,000            290,960
 Yum Brands                                                                 11,100            523,698
                                                                                           ----------
                                                                                            1,754,516
                                                                                           ----------
Consumer Staples - 8.69%
 Anheuser-Busch                                                             16,400            831,972
 Clorox                                                                      5,100            300,543
 Coca-Cola                                                                  15,600            649,428
 CVS                                                                         7,500            338,025

                                                                          NUMBER OF          MARKET
                                                                            SHARES            VALUE
 Fortune Brands                                                              7,600            586,568
 Gillette                                                                   14,100            631,398
 Kellogg                                                                     5,500            245,630
 Kimberly-Clark                                                              7,100            467,251
 PepsiCo                                                                    21,900          1,143,180
 Procter & Gamble                                                           20,100          1,107,108
                                                                                           ----------
                                                                                            6,301,103
                                                                                           ----------
Credit Cyclicals - 1.27%
 D.R. Horton                                                                 5,800            233,798
 Harley-Davidson                                                             3,900            236,925
 KB HOME                                                                     4,300            448,920
                                                                                           ----------
                                                                                              919,643
                                                                                           ----------
Energy - 1.37%
 Devon Energy                                                                4,800            186,816
 ENSCO International                                                         7,800            247,572
*Nabors Industries                                                           5,900            302,611
*National-Oilwell                                                            7,300            257,617
                                                                                           ----------
                                                                                              994,616
                                                                                           ----------
Finance - 10.32%
 American Express                                                            8,800            496,056
 American International Group                                               19,100          1,254,297
 Capital One Financial                                                       6,100            513,681
 Citigroup                                                                   9,100            438,438
 Countrywide Financial                                                       9,700            358,997
 Everest Re Group                                                            2,400            214,944
 Fannie Mae                                                                  7,500            534,075
 Freddie Mac                                                                 5,200            383,240
 Goldman Sachs Group                                                         2,300            239,292
 MBNA                                                                       14,500            408,755
 Mellon Financial                                                            9,600            298,656
 Morgan Stanley                                                             10,800            599,616
 North Fork Bancorporation                                                   8,200            236,570
 Prudential Financial                                                        5,700            313,272
 SLM                                                                         7,200            384,408
 U.S. Bancorp                                                                5,500            172,260
*Wellpoint Health Networks                                                   5,500            632,500
                                                                                           ----------
                                                                                            7,479,057
                                                                                           ----------
Healthcare - 24.04%
 Abbott Laboratories                                                        18,200            849,030
*Amgen                                                                      18,600          1,193,190
 Baxter International                                                        4,800            165,792
 Beckman Coulter                                                             4,900            328,251
 Becton, Dickinson                                                           8,500            482,800
*Biogen Idec                                                                 6,500            432,965
 Biomet                                                                      8,600            373,154
*Boston Scientific                                                           4,900            174,195
 Bristol-Myers Squibb                                                       11,200            286,944
 Cooper                                                                      3,600            254,124
*Express Scripts Class A                                                     5,300            405,132
*Forest Laboratories                                                         8,000            358,880
*Genentech                                                                   8,600            468,184
*Gilead Sciences                                                            10,700            374,393
 GlaxoSmithKline ADR                                                         5,600            265,384
 Guidant                                                                     8,600            620,060
*IDEXX Laboratories                                                          4,100            223,819
*INAMED                                                                      3,600            227,700
 Johnson & Johnson                                                          41,100          2,606,562
 Lilly (Eli)                                                                 3,400            192,950
*MedImmune                                                                  10,600            287,366
 Medtronic                                                                  17,100            849,357
 Merck                                                                      12,600            404,964
 Pfizer                                                                    108,100          2,906,808
 Quest Diagnostics                                                           4,400            420,420
 UnitedHealth Group                                                         10,200            897,906
*Varian Medical Systems                                                      7,600            328,624
 Wyeth                                                                      16,500            702,735
*Zimmer Holdings                                                             4,300            344,516
                                                                                           ----------
                                                                                           17,426,205
                                                                                           ----------

                                                                          NUMBER OF          MARKET
                                                                            SHARES            VALUE
Media - 3.24%
 Clear Channel Communications                                                7,700            257,873
*Comcast Class A                                                             9,500            316,160
 Disney (Walt)                                                              15,500            430,900
 Knight-Ridder                                                               2,400            160,656
*Time Warner                                                                31,900            620,136
 Viacom Class B                                                             15,500            564,045
                                                                                           ----------
                                                                                            2,349,770
                                                                                           ----------
Technology - 22.74%
 Adobe Systems                                                               9,400            589,756
 Analog Devices                                                             11,000            406,120
*Applied Materials                                                          22,700            388,170
*Ask Jeeves                                                                  6,700            179,225
 Automatic Data Processing                                                   3,700            164,095
 Certegy                                                                     5,300            188,309
*Dell                                                                       36,200          1,525,468
*DST Systems                                                                 6,100            317,932
*eBay                                                                        6,500            755,820
*Electronic Arts                                                             8,800            542,784
*EMC                                                                        44,000            654,280
 First Data                                                                 14,700            625,338
*Freescale Semiconductor Class B                                             5,247             96,335
 Intel                                                                      95,100          2,224,389
*InterActiveCorp                                                             8,900            245,818
 International Business Machines                                            15,600          1,537,848
*Intuit                                                                      7,300            321,273
 Linear Technology                                                           9,800            379,848
 Microsoft                                                                  97,200          2,596,212
 National Semiconductor                                                     19,600            351,820
*Oracle                                                                     42,600            584,472
*SanDisk                                                                    11,600            289,652
*Sanmina-SCI                                                                22,000            186,340
*Storage Technology                                                          6,800            214,948
*Symantec                                                                    9,100            234,416
 Texas Instruments                                                          28,600            704,132
*Yahoo                                                                       4,800            180,864
                                                                                           ----------
                                                                                           16,485,664
                                                                                           ----------
Technology/Communications - 6.80%
*Cisco Systems                                                              92,800          1,791,040
*Juniper Networks                                                           19,200            522,048
 Motorola                                                                   44,100            758,520
*NEXTEL Communications Class A                                              22,500            675,000
 Nokia ADR                                                                  18,300            286,761
 QUALCOMM                                                                   21,200            898,880
                                                                                           ----------
                                                                                            4,932,249
                                                                                           ----------
 Transportation - 0.74%
 FedEx                                                                       3,700            364,413
 United Parcel Service Class B                                               2,000            170,920
                                                                                           ----------
                                                                                              535,333
                                                                                           ----------
TOTAL COMMON STOCK (COST $64,258,592)                                                      71,554,987
                                                                                           ----------
                                                                         PRINCIPAL
                                                                           AMOUNT
REPURCHASE AGREEMENT - 2.32%
With BNP Paribas 1.55% 1/3/05
 (dated 12/31/04, to be repurchased at $916,518,
 collateralized by $942,000 U.S. Treasury
 Bills due 4/28/05, market value $934,941,                                $916,400            916,400

With UBS Warburg 1.55% 1/3/05
 (dated 12/31/04, to be repurchased at $768,699,
 collateralized by $768,600 U.S. Treasury Bills
 due 4/28/05, market value $762,761 and $21,000
 U.S. Treasury Notes 6.75% due 5/15/05, market value $21,543)              768,600            768,600
                                                                                           ----------
TOTAL REPURCHASE AGREEMENTS (COST $1,685,000)                                               1,685,000
                                                                                           ----------
TOTAL MARKET VALUE OF SECURITIES - 101.03%
   (cost $65,943,592)                                                                      73,239,987

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) -  (1.03%)                       (745,410)
                                                                                          -----------

NET ASSETS APPLICABLE TO 11,039,088 SHARES OUTSTANDING - 100.00%                          $72,494,577
                                                                                          ===========

* Non-income producing security for the period ending December 31, 2004.

ADR - American Depositary Receipts
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV - Delaware Diversified Growth Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges or among dealers, news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays such dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments         $67,641,908
                                      -----------
Aggregate unrealized appreciation       8,858,392
Aggregate unrealized depreciation      (3,260,313)
                                      -----------
Net unrealized appreciation           $ 5,598,079
                                      -----------

For federal income tax purposes, at September 30, 2004, capital loss carryforwards of $3,743 625 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $681,211 expires in 2010 and $3,062,414 expires in 2011.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE GROWTH OPPORTUNITIES FUND
----------------------------------

December 31, 2004

                                                                         NUMBER OF          MARKET
                                                                          SHARES             VALUE
COMMON STOCK- 94.79%
Basic Industry/Capital Goods - 1.73%
*+Mettler-Toledo International                                            190,500        $ 9,774,555
                                                                                         -----------
                                                                                           9,774,555
                                                                                         -----------
Business Services - 11.90%
  Certegy                                                                 275,100          9,774,303
 +Dun & Bradstreet                                                         90,900          5,422,185
  Expeditors International Washington                                     211,200         11,801,856
*+Fisher Scientific International                                         145,300          9,063,814
  Manpower                                                                188,500          9,104,550
  National Financial Partners                                             258,200         10,018,160
 *Robert Half International                                               414,900         12,210,507
                                                                                         -----------
                                                                                          67,395,375
                                                                                         -----------
Consumer Non-Durables - 11.44%
  Dollar General                                                          274,600          5,703,442
  Michaels Stores                                                         240,300          7,201,791
  Nordstrom                                                               315,900         14,762,007
  Staples                                                                 413,600         13,942,456
 +Starbucks                                                               259,000         16,151,240
 +Williams-Sonoma                                                         201,200          7,050,048
                                                                                         -----------
                                                                                          64,810,984
                                                                                         -----------
Consumer Services - 10.63%
  Marriott International Class A                                          241,200         15,190,776
 *Royal Caribbean Cruises                                                 337,200         18,357,168
  Starwood Hotels & Resorts Worldwide                                     249,000         14,541,600
*+XM Satellite Radio Holdings Class A                                     323,000         12,151,260
                                                                                         -----------
                                                                                          60,240,804
                                                                                         -----------
Financial - 23.52%
*+Affiliated Managers Group                                               181,400         12,288,036
 +Ameritrade Holding                                                    1,216,800         17,302,896
*+CapitalSource                                                           636,800         16,346,656
 +CB Richard Ellis Group                                                  344,000         11,541,200
 *Cullen/Frost Bankers                                                    271,400         13,190,040
  Eaton Vance                                                             209,300         10,914,995
  Federated Investors Class B                                             107,500          3,268,000
  Lehman Brothers Holdings                                                117,600         10,287,648
  PartnerRe                                                               272,000         16,847,680
  Sovereign Bancorp                                                       688,100         15,516,655
  UnumProvident                                                           322,400          5,783,856
                                                                                         -----------
                                                                                         133,287,662
                                                                                         -----------
Health Care - 16.64%
*+Amylin Pharmaceuticals                                                  389,600          9,101,056
 +Barr Pharmaceuticals                                                    270,550         12,320,847
 +Caremark Rx                                                             223,100          8,796,833
 +Endo Pharmaceuticals Holdings                                           289,800          6,091,596
 +Express Scripts Class A                                                 106,200          8,117,928
 +Genzyme                                                                 100,200          5,818,614
 +Gilead Sciences                                                         256,700          8,981,933
*+Invitrogen                                                              159,100         10,680,383
 +MGI Pharma                                                              229,700          6,433,897
*+Neurocrine Biosciences                                                  130,800          6,448,440
 +Wellpoint                                                                99,700         11,465,500
                                                                                         -----------
                                                                                          94,257,027
                                                                                         -----------
Technology - 18.93%
 +Amdocs                                                                  163,700          4,297,125
 *ASML Holding                                                            716,300         11,396,333
 +Broadcom Class A                                                        188,900          6,097,692
 +Check Point Software Technology                                         193,200          4,758,516
 +Citrix Systems                                                          444,100         10,893,773
 +Lam Research                                                            426,100         12,318,551

                                                                         NUMBER OF          MARKET
                                                                          SHARES             VALUE
Linear Technology                                                         320,200         12,410,952
 +Mercury Interactive                                                     352,500         16,056,375
 +Network Appliance                                                       322,500         10,713,450
*+PMC - Sierra                                                            794,900          8,942,625
*+Red Hat                                                                 703,100          9,386,385
                                                                                         -----------
                                                                                         107,271,777
                                                                                         -----------
TOTAL COMMON STOCK (COST $428,585,613)                                                   537,038,184
                                                                                         -----------

                                                                        PRINCIPAL
                                                                         AMOUNT
REPURCHASE AGREEMENTS - 6.01%
With BNP Paribas 1.55% 1/3/05
 (dated 12/31/04, to be repurchased at $18,523,392
 collateralized by $19,038,000 U.S. Treasury
 Bills due 4/28/05, market value $18,894,691)                         $18,521,000         18,521,000

With UBS Warburg 1.55% 1/3/05
 (dated 12/31/04, to be repurchased at $15,534,006
 collateralized by $15,532,000 U.S. Treasury Bills
 due 4/28/05, market value $15,415,010 and $425,000
 U.S. Treasury Notes 6.75% due 5/15/05, market value $435,375)         15,532,000         15,532,000
                                                                                         -----------
TOTAL REPURCHASE AGREEMENTS (COST $34,053,000)                                            34,053,000
                                                                                         -----------



TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 100.80%
   (cost $462,638,613)                                                                   571,091,184
                                                                                         -----------
SECURITIES LENDING COLLATERAL** - 16.76%
Short-Term Investments
Barclays Capital 2.34% 1/3/05                                          31,971,419         31,971,419
Barclays London
   1.92% 1/31/05                                                          639,553            639,428
   2.32% 1/10/05                                                        2,557,695          2,557,714
Bear Stearns 2.37% 3/18/05                                              2,877,420          2,879,253
Beta Finance 2.30% 2/11/05                                              2,742,212          2,735,375
BNP Paribus 2.21% 1/25/05                                                 645,349            644,955
Calyon 2.32% 4/19/05                                                    3,197,033          3,196,814
Credit Swiss First Boston NY 2.56% 12/29/05                               671,208            671,452
Deutsche Bank Financial 2.38% 2/22/05                                     639,456            639,589
General Electric Capital 2.37% 2/3/05                                     959,340            959,590
Lehman Holdings 2.39% 12/23/05                                          3,197,695          3,200,963
Marshall & Ilsley Bank 2.51% 12/29/05                                   3,197,334          3,197,334
Merrill Lynch Mortgage Capital 2.41% 1/12/05                            2,557,714          2,557,714
Morgan Stanley
   2.33% 1/3/05                                                         7,469,154          7,469,154
   2.39% 3/10/05                                                        2,557,714          2,557,714
   2.52% 1/31/06                                                          638,456            639,428
Nordea Bank New York 2.32% 5/13/05                                      3,196,956          3,196,695
Pfizer 2.30% 1/31/06                                                    3,069,256          3,069,256
Proctor & Gamble 2.42% 1/31/06                                          3,197,838          3,197,142
Rabobank, New York 2.03% 3/2/05                                         3,197,145          3,196,943
Royal Bank of Canada 2.38% 6/27/05                                      3,197,351          3,196,671
Sigma Finance 2.26% 9/30/05                                             3,005,640          3,004,688
Societe Generale 2.37% 6/14/05                                          1,604,083          1,604,083
Sun Trust Bank 2.30% 8/5/05                                             1,603,499          1,603,499
Wells Fargo 2.37% 1/31/06                                               3,196,447          3,197,142
Wilmington Trust 2.05% 1/5/05                                           3,197,331          3,197,266
                                                                                        ------------
TOTAL SECURITIES LENDING COLLATERAL (cost $94,981,281)                                    94,981,281
                                                                                        ------------

TOTAL MARKET VALUE OF SECURITIES - 117.56% (cost $557,619,894)                           666,072,465#
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (16.76%)**                          (94,981,281)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.80%)                     (4,516,680)
                                                                                        ------------
NET ASSETS APPLICABLE TO 26,106,295 SHARES OUTSTANDING - 100.00%                        $566,574,504
                                                                                        ------------

  *Fully or partially on loan.
  **See Note #3 in "Notes."
  +Non-income producing security for the period ended December 31, 2004. #Includes $93,186,921 of securities loaned.

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV - Delaware Growth Opportunities Fund (the "Fund").

SECURITY VALUATION- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges or among dealers, news events).


FEDERAL INCOME TAXES- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITS) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2.  INVESTMENTS
At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                     $463,978,625
                                                  ------------
Aggregate unrealized appreciation                  113,448,210
Aggregate unrealized depreciation                   (6,335,651)
                                                  ------------
Net unrealized appreciation                       $107,112,559
                                                  ------------

For federal income tax purposes, at September 30, 2004, capital loss carryforwards of $22,998,194 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2011.

3. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At December 31, 2004, the market value of securities on loan was $93,186,921, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISKS
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended December 31, 2004. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:


                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Equity Funds IV;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  2/24/05
      -----------------

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Equity Funds IV;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
-------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  2/24/05
       ------------------------

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS IV


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  2/24/05
      -----------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  2/24/05
      -----------------


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  2/24/05
      ------------------------